Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions and Dispositions [Abstract]
Assets and liabilities disposed [text block table]	in € m. 2022 2021 2020 Cash and cash equivalents 1,126 0 2 All remaining assets 659 3,507 7 Total assets disposed 1,785 3,507 9 Total liabilities disposed 1,676 8,102 79